Milliman - Capital Group Hedged U.S. Growth Fund
Schedule of Investments
March 31, 2023 (Unaudited)
1
Shares Value
COMMON STOCKS - 98.82%
Communication Services - 9.92%
Alphabet, Inc. - Class C (a) ........................................................................................... 1,143 $ 118,873
Charter Communications, Inc. - Class A (a) ..................................................................... 48 17,165
Meta Platforms, Inc. (a) ............................................................................................... 209 44,295
Netflix, Inc. (a) ........................................................................................................... 345 119,191
299,524
Consumer Discretionary - 18.78%
Airbnb, Inc. - Class A (a) .............................................................................................. 343 42,669
Amazon.com, Inc. (a) .................................................................................................. 1,074 110,934
Burlington Stores, Inc. (a) ............................................................................................ 248 50,121
Caesars Entertainment, Inc. (a) .................................................................................... 537 26,211
CarMax, Inc. (a) ......................................................................................................... 227 14,592
Darden Restaurants, Inc. ............................................................................................ 196 30,411
DoorDash , Inc. - Class A (a) .......................................................................................... 334 21,229
DR Horton, Inc. .......................................................................................................... 277 27,060
Hilton Worldwide Holdings, Inc. .................................................................................... 514 72,407
Marriott International, Inc. - Class A .............................................................................. 192 31,880
NIKE, Inc. - Class B ..................................................................................................... 202 24,773
Rivian Automotive, Inc. - Class A (a) ............................................................................... 429 6,641
Starbucks Corp. ......................................................................................................... 347 36,133
Tesla, Inc. (a) ............................................................................................................. 116 24,065
TopBuild Corp. (a) ...................................................................................................... 142 29,556
Williams-Sonoma, Inc. ................................................................................................ 152 18,492
567,174
Consumer Staples - 3.54%
Costco Wholesale Corp. .............................................................................................. 49 24,347
Dollar Tree, Inc. (a) ..................................................................................................... 200 28,710
Philip Morris International, Inc. ..................................................................................... 554 53,877
106,934
Financials - 4.19%
Affirm Holdings, Inc. (a) ............................................................................................... 800 9,016
Charles Schwab Corp. ................................................................................................. 183 9,586
First Republic Bank .................................................................................................... 303 4,239
LPL Financial Holdings, Inc. ......................................................................................... 92 18,620
MSCI, Inc. ................................................................................................................. 92 51,491
S&P Global, Inc. ......................................................................................................... 97 33,443
126,395
Health Care - 25.17%
Abbott Laboratories .................................................................................................... 1,085 109,867
agilon health, Inc. (a) .................................................................................................. 537 12,754
BioMarin Pharmaceutical, Inc. (a) ................................................................................. 440 42,786
Centene Corp. (a) ....................................................................................................... 301 19,026
Dexcom , Inc. (a) ......................................................................................................... 175 20,332
Edwards Lifesciences Corp. (a) ..................................................................................... 291 24,074
Elevance Health, Inc. .................................................................................................. 48 22,071
Humana, Inc. ............................................................................................................ 47 22,817
Insulet Corp. (a) ......................................................................................................... 142 45,292
IQVIA Holdings, Inc. (a) ................................................................................................ 147 29,237
Oak Street Health, Inc. (a) ........................................................................................... 422 16,323
PerkinElmer, Inc. ........................................................................................................ 333 44,376
Seagen , Inc. (a) ......................................................................................................... 202 40,899
Stryker Corp. ............................................................................................................. 230 65,657
Thermo Fisher Scientific, Inc. ....................................................................................... 145 83,573
UnitedHealth Group, Inc. ............................................................................................. 285 134,688
Zoetis, Inc. - Class A ................................................................................................... 154 25,632
759,404

Milliman - Capital Group Hedged U.S. Growth Fund
Schedule of Investments (Continued)
March 31, 2023 (Unaudited)
2
Shares Value
Industrials - 11.69%
AMETEK, Inc. ............................................................................................................. 186 $ 27,031
Carrier Global Corp. .................................................................................................... 749 34,267
Copart , Inc. (a) .......................................................................................................... 559 42,042
Old Dominion Freight Line, Inc. ..................................................................................... 176 59,988
Raytheon Technologies Corp. ....................................................................................... 919 89,998
TransDigm Group, Inc. ................................................................................................ 93 68,546
Woodward, Inc. .......................................................................................................... 317 30,866
352,738
Information Technology - 24.41%
Adobe, Inc. (a) ........................................................................................................... 49 18,883
Apple, Inc. ................................................................................................................ 279 46,007
Applied Materials, Inc. ................................................................................................ 284 34,884
Autodesk, Inc. (a) ....................................................................................................... 137 28,518
Broadcom, Inc. .......................................................................................................... 188 120,610
Ceridian HCM Holding, Inc. (a) ...................................................................................... 513 37,562
Crowdstrike Holdings, Inc. - Class A (a) .......................................................................... 236 32,393
EPAM Systems, Inc. (a) ............................................................................................... 95 28,405
First Solar, Inc. (a) ...................................................................................................... 102 22,185
Micron Technology, Inc. ............................................................................................... 942 56,840
Microsoft Corp. .......................................................................................................... 818 235,829
ServiceNow , Inc. (a) .................................................................................................... 95 44,148
Snowflake, Inc. - Class A (a) ......................................................................................... 199 30,704
736,968
Real Estate - 1.12%
Equinix , Inc. .............................................................................................................. 47 33,889
TOTAL COMMON STOCKS (Cost $2,978,497) .................................................................. 2,983,026
Contracts
Notional
Amount
PURCHASED OPTIONS - 1.12% (b)
OVER-THE-COUNTER PUT OPTIONS - 1.12%
Milliman - Capital Group Growth Basket, Counterparty: Bank of America, Expires 5/10/2023,
Strike Price $9,500.00 (c) ........................................................................................ 297 $ 2,974,618 33,784
TOTAL PURCHASED OPTIONS (Cost $70,847) ................................................................. 33,784
Total Investments (Cost $3,049,344) - 99.94% ............................................................. 3,016,810
Assets in Excess of Other Liabilities - 0.06% ................................................................. 1,794
TOTAL NET ASSETS -  100.00% .................................................................................... $ 3,018,604
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s
Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
(a) Non-income producing security.
(b) Purchased option contracts are held in connection with corresponding written option contracts.

Milliman - Capital Group Hedged U.S. Growth Fund
Schedule of Investments (Continued)
March 31, 2023 (Unaudited)
3
Security Name
Number of Shares
Notional Amount
% of Total Notional
Amount
Microsoft Corp.
814
$ 234,715
7.89%
UnitedHealth Group, Inc.
284
134,144
4.51%
Broadcom, Inc.
188
120,791
4.07%
Netflix, Inc.
347
119,941
4.03%
Alphabet, Inc. - Class C
1,143
118,821
3.99%
Amazon.com, Inc.
1,070
110,523
3.72%
Abbott Laboratories
1,084
109,756
3.69%
Raytheon Technologies Corp.
914
89,477
3.00%
Thermo Fisher Scientific, Inc.
145
83,405
2.80%
Hilton Worldwide Holdings, Inc.
511
72,022
2.42%
TransDigm Group, Inc.
93
68,717
2.31%
Stryker Corp.
229
65,426
2.20%
Old Dominion Freight Line, Inc.
176
59,950
2.02%
Micron Technology, Inc.
936
56,490
1.89%
Philip Morris International, Inc.
552
53,678
1.80%
MSCI, Inc.
91
51,147
1.72%
Burlington Stores, Inc.
246
49,784
1.67%
Apple, Inc.
277
45,688
1.54%
Insulet Corp.
141
45,099
1.52%
PerkinElmer, Inc.
336
44,714
1.50%
Meta Platforms, Inc.
209
44,322
1.49%
ServiceNow, Inc.
94
43,852
1.47%
BioMarin Pharmaceutical, Inc.
441
42,866
1.44%
Airbnb, Inc. - Class A
340
42,312
1.42%
Copart, Inc.
557
41,862
1.41%
Seagen, Inc.
201
40,698
1.37%
Ceridian HCM Holding, Inc.
508
37,159
1.25%
Starbucks Corp.
345
35,932
1.20%
Applied Materials, Inc.
281
34,564
1.16%
Carrier Global Corp.
746
34,127
1.15%
Equinix, Inc.
47
33,985
1.14%
S&P Global, Inc.
96
33,061
1.11%
Crowdstrike Holdings, Inc. - Class A
234
32,172
1.08%
Marriott International, Inc. - Class A
191
31,772
1.07%
Woodward, Inc.
314
30,590
1.03%
Snowflake, Inc. - Class A
196
30,287
1.02%
Darden Restaurants, Inc.
195
30,297
1.02%
IQVIA Holdings, Inc.
149
29,609
1.00%
TopBuild Corp.
141
29,451
0.99%
Dollar Tree, Inc.
200
28,734
0.97%
Autodesk, Inc.
136
28,248
0.95%
EPAM Systems, Inc.
93
27,856
0.94%
DR Horton, Inc.
276
26,970
0.91%
AMETEK, Inc.
186
27,032
0.91%
Caesars Entertainment, Inc.
532
25,966
0.87%
Zoetis, Inc.
154
25,683
0.86%
NIKE, Inc. - Class B
201
24,705
0.83%
Costco Wholesale Corp.
49
24,431
0.82%
Tesla, Inc.
116
23,974
0.81%
Edwards Lifesciences Corp.
290
23,973
0.81%
Top 50 Holdings
2,700,778
90.79%
Other Securities
273,840
9.21%
Total Underlying Positions
$2,974,618
100.00%
(c) Comprised of a proprietary basket of securities. The underlying components of the basket as of March 31, 2023 are shown below:

Milliman - Capital Group Hedged U.S. Growth Fund
Schedule of Investments (Continued)
March 31, 2023 (Unaudited)
4
SCHEDULE OF OPTIONS WRITTEN
March 31, 2023 (Unaudited)
  Description Expiration Strike Price Contracts
Notional
Amount Value
Over-the-Counter Call Options
Milliman - Capital Group Growth Basket,
Counterparty: Bank of America (a) .............. 5/10/2023 $ 10,630.00 297 $ (2,974,618) $ (16,754)
Over-the-Counter Put Options
Milliman - Capital Group Growth Basket,
Counterparty: Bank of America (a) .............. 5/10/2023 8,000.00 297 (2,974,618) (3,680)
TOTAL OPTIONS WRITTEN (Premiums Received $70,846) $ (20,434)
(a)
Comprised of a proprietary basket of securities. The underlying components of the basket as of March 31, 2023 are shown in the Schedule of Investments.

Milliman - Capital Group Hedged U.S. Growth Fund
Schedule of Investments (Concluded)
March 31, 2023 (Unaudited)
5
Fair Valuation Measurement:
The Financial Accounting Standards Board established a framework for measuring fair value in accordance with
U.S. generally accepted accounting principles. Under ASC Topic 820, Fair Value Measurement (“ASC 820”),
various inputs are used in determining the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of
March 31, 2023:
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
Level 1 Level 2 Level 3 Total
Assets
Purchased Options $ – $ 33,784 $ – $ 33,784
Common Stocks 2,983,026 – – 2,983,026
Total Assets
$ 2,983,026 $ 33,784 $ – $ 3,016,810
Liabilities
Options Written $ – $ 20,434 $ – $ 20,434
Total Liabilities
$ – $ 20,434 $ – $ 20,434